E Fut

ZACKS SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 99.4%
	ADVERTISING & MARKETING - 0.3%
980	Omnicom Group, Inc.	$ 86,622

	AEROSPACE & DEFENSE - 0.1%
1,727	Kratos Defense & Security Solutions, Inc.(a)	31,500

	APPAREL & TEXTILE PRODUCTS - 0.6%
3,440	Rocky Brands, Inc.	85,828
1,207	Skechers USA, Inc., Class A(a)	74,605
		160,433
	ASSET MANAGEMENT - 1.7%
3,326	Artisan Partners Asset Management, Inc., Class A	143,251
2,428	Janus Henderson Group plc	75,656
2,124	T Rowe Price Group, Inc.	240,756
		459,663
	AUTOMOTIVE - 0.5%
11,781	Goodyear Tire & Rubber Company (The)(a)	139,958

	BANKING - 6.9%
7,550	Alerus Financial Corporation	164,666
7,976	Arrow Financial Corporation	191,264
1,538	City Holding Company	154,538
13,901	Colony Bankcorp, Inc.	157,637
2,189	Equity Bancshares, Inc., Class A	69,676
12,102	First Horizon Corporation	170,638
13,201	Fulton Financial Corporation	203,296
1,466	Nicolet Bankshares, Inc.	115,711
12,568	NU Holdings Ltd./Cayman Islands(a)	139,253
1,983	Peoples Financial Services Corporation	80,014
1,722	Preferred Bank	123,726
5,019	Premier Financial Corporation	97,268
5,293	Synovus Financial Corporation	200,817
		1,868,504

ZACKS SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	BEVERAGES - 0.5%
2,089	Molson Coors Beverage Company, Class B	$ 130,395

	BIOTECH & PHARMA - 5.1%
4,887	Alkermes plc(a)	145,095
32,751	Allogene Therapeutics, Inc.(a)	160,807
1,933	Amphastar Pharmaceuticals, Inc.(a)	90,020
6,663	Arvinas, Inc.(a)	306,364
767	BioMarin Pharmaceutical, Inc.(a)	66,177
5,804	Elanco Animal Health, Inc.(a)	92,226
23,816	Heron Therapeutics, Inc.(a)	63,351
6,289	Janux Therapeutics, Inc.(a)	304,262
33,410	Rigel Pharmaceuticals, Inc.(a)	50,783
53,114	Sangamo Therapeutics, Inc.(a)	61,612
		1,340,697
	CHEMICALS - 2.3%
5,653	Axalta Coating Systems Ltd.(a)	185,023
57,347	Danimer Scientific, Inc.(a)	76,845
20,377	Perimeter Solutions S.A.(a)	123,892
1,079	Quaker Chemical Corporation	216,339
		602,099
	CONSTRUCTION MATERIALS - 2.4%
1,143	Simpson Manufacturing Company, Inc.	238,521
6,136	Summit Materials, Inc., Class A(a)	262,069
560	Vulcan Materials Company	148,876
		649,466
	CONSUMER SERVICES - 1.3%
5,202	Coursera, Inc.(a)	83,596
6,206	Perdoceo Education Corporation	110,529
2,606	Stride, Inc.(a)	155,709
		349,834
	CONTAINERS & PACKAGING - 0.5%
4,953	Karat Packaging, Inc.	146,559

ZACKS SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	DIVERSIFIED INDUSTRIALS - 0.4%
875	ITT, Inc.	$ 110,373

	ELECTRIC UTILITIES - 2.4%
1,448	ALLETE, Inc.	82,015
1,158	Consolidated Edison, Inc.	100,989
1,505	Constellation Energy Corporation	253,518
3,323	OGE Energy Corporation	109,360
1,109	WEC Energy Group, Inc.	87,045
		632,927
	ELECTRICAL EQUIPMENT - 4.2%
2,227	AAON, Inc.	187,023
661	Acuity Brands, Inc.	166,070
910	Badger Meter, Inc.	144,408
385	Hubbell, Inc.	146,558
1,912	Mesa Laboratories, Inc.	208,771
315	Rockwell Automation, Inc.	89,800
885	Watts Water Technologies, Inc., Class A	180,496
		1,123,126
	ENGINEERING & CONSTRUCTION - 3.4%
1,814	Arcosa, Inc.	150,562
1,291	EMCOR Group, Inc.	404,754
2,962	Fluor Corporation(a)	109,002
645	Installed Building Products, Inc.	154,110
385	Quanta Services, Inc.	92,981
		911,409
	FOOD - 2.0%
5,135	BellRing Brands, Inc.(a)	292,438
8,760	Dole plc	103,456
525	Lamb Weston Holdings, Inc.	53,660
1,866	Tyson Foods, Inc., Class A	101,212
		550,766
	GAS & WATER UTILITIES - 0.8%
2,036	Consolidated Water Company Ltd.	60,184

ZACKS SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	GAS & WATER UTILITIES - 0.8% (Continued)
5,803	NiSource, Inc.	$ 151,226
		211,410
	HEALTH CARE FACILITIES & SERVICES - 2.8%
1,861	HealthEquity, Inc.(a)	153,737
420	McKesson Corporation	218,993
490	Medpace Holdings, Inc.(a)	194,785
2,942	Option Care Health, Inc.(a)	94,938
2,697	Progyny, Inc.(a)	98,494
		760,947
	HOME & OFFICE PRODUCTS - 0.4%
13,732	Newell Brands, Inc.	102,990

	HOME CONSTRUCTION - 2.8%
2,638	Dream Finders Homes, Inc.(a)	103,225
1,521	Green Brick Partners, Inc.(a)	88,979
1,435	KB Home	95,327
980	Lennar Corporation, Class A	155,340
910	M/I Homes, Inc.(a)	115,561
1,563	Toll Brothers, Inc.	179,182
		737,614
	HOTEL REIT - 0.9%
14,165	Park Hotels & Resorts, Inc.	235,140

	HOUSEHOLD PRODUCTS - 0.5%
836	Inter Parfums, Inc.	122,658

	INDUSTRIAL SUPPORT SERVICES - 1.9%
1,431	Applied Industrial Technologies, Inc.	271,733
2,218	Core & Main, Inc.(a)	105,865
315	Watsco, Inc.	124,148
		501,746
	INSTITUTIONAL FINANCIAL SERVICES - 0.4%
525	Cboe Global Markets, Inc.	100,800

ZACKS SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	INSURANCE - 3.6%
993	Arch Capital Group Ltd.(a)	$ 86,977
1,261	Cincinnati Financial Corporation	143,754
1,510	Hartford Financial Services Group, Inc. (The)	144,718
9,348	Lemonade, Inc.(a)	151,812
490	Primerica, Inc.	120,177
3,814	Ryan Specialty Holdings, Inc., Class A(a)	199,778
2,143	Unum Group	105,971
		953,187
	INTERNET MEDIA & SERVICES - 1.5%
704	Expedia Group, Inc.(a)	96,322
2,901	HealthStream, Inc.	79,139
20,350	Opendoor Technologies, Inc.(a)	62,678
1,998	Pinterest, Inc., Class A(a)	73,327
3,470	TripAdvisor, Inc.(a)	93,065
		404,531
	LEISURE FACILITIES & SERVICES - 5.6%
60	Chipotle Mexican Grill, Inc.(a)	161,326
665	Darden Restaurants, Inc.	113,522
3,896	DraftKings, Inc., Class A(a)	168,775
420	Hilton Worldwide Holdings, Inc.	85,814
3,356	International Game Technology plc	91,183
1,658	Las Vegas Sands Corporation	90,394
1,538	Live Nation Entertainment, Inc.(a)	149,155
2,272	MGM Resorts International(a)	98,332
864	Royal Caribbean Cruises Ltd.(a)	106,574
2,904	Sphere Entertainment Company(a)	125,743
1,571	United Parks & Resorts, Inc.(a)	80,671
37,090	Virgin Galactic Holdings, Inc.(a)	64,537
455	Wingstop, Inc.	159,728
		1,495,754
	MACHINERY - 4.8%
2,298	Cactus, Inc., Class A	105,478
3,864	Energy Recovery, Inc.(a)	60,394
2,419	Enerpac Tool Group Corporation	81,544

ZACKS SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	MACHINERY - 4.8% (Continued)
2,936	Esab Corporation	$ 291,017
4,489	Flowserve Corporation	189,974
1,855	Ingersoll Rand, Inc.	169,417
976	Lindsay Corporation	116,447
385	Snap-on, Inc.	106,129
2,161	Terex Corporation	123,933
		1,244,333
	MEDICAL EQUIPMENT & DEVICES - 3.6%
1,050	Haemonetics Corporation(a)	76,629
1,439	Hologic, Inc.(a)	106,198
245	IDEXX Laboratories, Inc.(a)	140,932
494	Inspire Medical Systems, Inc.(a)	88,446
1,226	Insulet Corporation(a)	201,065
936	Masimo Corporation(a)	120,313
595	ResMed, Inc.	103,363
365	West Pharmaceutical Services, Inc.	130,801
		967,747
	METALS & MINING - 0.8%
6,182	Century Aluminum Company(a)	64,726
2,795	Warrior Met Coal, Inc.	159,231
		223,957
	MORTGAGE FINANCE - 0.4%
11,968	AGNC Investment Corporation	114,414

	OFFICE REIT - 0.5%
7,593	Equity Commonwealth(a)	142,976

	OIL & GAS PRODUCERS - 3.9%
1,255	Cheniere Energy, Inc.	194,776
2,826	Matador Resources Company	178,462
677	Murphy USA, Inc.	282,316
3,745	Par Pacific Holdings, Inc.(a)	135,269
678	Phillips 66	96,622

ZACKS SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	OIL & GAS PRODUCERS - 3.9% (Continued)
4,369	Williams Companies, Inc. (The)	$ 157,022
		1,044,467
	OIL & GAS SERVICES & EQUIPMENT - 0.3%
1,906	Halliburton Company	66,843

	RENEWABLE ENERGY - 0.5%
1,515	EnerSys	139,198

	RESIDENTIAL REIT - 0.5%
980	Mid-America Apartment Communities, Inc.	123,166

	RETAIL - CONSUMER STAPLES - 0.3%
1,601	Kroger Company (The)	79,426

	RETAIL - DISCRETIONARY - 6.0%
1,559	Abercrombie & Fitch Company, Class A(a)	199,178
70	AutoZone, Inc.(a)	210,421
2,009	Builders FirstSource, Inc.(a)	392,116
4,766	Gap, Inc. (The)	90,268
412	Lululemon Athletica, Inc.(a)	192,441
175	O'Reilly Automotive, Inc.(a)	190,299
696	Ross Stores, Inc.	103,676
210	Ulta Beauty, Inc.(a)	115,198
2,780	Urban Outfitters, Inc.(a)	115,509
		1,609,106
	SEMICONDUCTORS - 0.9%
6,596	Veeco Instruments, Inc.(a)	238,841

	SOFTWARE - 5.7%
1,499	Altair Engineering, Inc., Class A(a)	127,535
1,492	Blackline, Inc.(a)	84,641
967	Cadence Design Systems, Inc.(a)	294,336
1,644	DocuSign, Inc.(a)	87,576
1,103	Fortinet, Inc.(a)	76,228

ZACKS SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	SOFTWARE - 5.7% (Continued)
1,255	Guidewire Software, Inc.(a)	$ 149,772
7,913	Health Catalyst, Inc.(a)	65,836
245	MongoDB, Inc.(a)	109,657
1,341	Okta, Inc.(a)	143,889
700	Qualys, Inc.(a)	120,302
598	SPS Commerce, Inc.(a)	110,726
2,218	Unity Software, Inc.(a)	65,032
7,040	Veradigm, Inc.(a)	42,170
817	Zoom Video Communications, Inc., Class A(a)	57,786
		1,535,486
	SPECIALTY FINANCE - 1.4%
700	Discover Financial Services	84,490
1,909	Flywire Corporation(a)	54,197
1,225	GATX Corporation	155,378
6,444	New Residential Investment Corporation	69,853
		363,918
	SPECIALTY REIT - 0.6%
3,917	EPR Properties	160,910

	STEEL - 0.7%
1,326	Steel Dynamics, Inc.	177,445

	TECHNOLOGY HARDWARE - 4.3%
16,489	3D Systems Corporation(a)	68,264
699	Arista Networks, Inc.(a)	194,000
665	Fabrinet(a)	143,354
1,547	Jabil, Inc.	222,908
4,584	PagerDuty, Inc.(a)	110,749
453	Super Micro Computer, Inc.(a)	392,353
147	Ubiquiti, Inc.	17,225
		1,148,853
	TECHNOLOGY SERVICES - 4.4%
2,730	Affirm Holdings, Inc.(a)	102,430
840	Booz Allen Hamilton Holding Corporation	124,076

ZACKS SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	TECHNOLOGY SERVICES - 4.4% (Continued)
280	Gartner, Inc.(a)	$ 130,357
906	ICF International, Inc.	140,294
1,146	Insight Enterprises, Inc.(a)	215,448
5,446	Kyndryl Holdings, Inc.(a)	119,649
13,884	Payoneer Global, Inc.(a)	67,476
7,370	Riot Blockchain, Inc.(a)	104,064
762	Shift4 Payments, Inc.(a)	62,652
5,689	StoneCompany Ltd.(a)	97,908
		1,164,354
	TELECOMMUNICATIONS - 0.6%
24,839	8x8, Inc.(a)	70,294
26,487	AST SpaceMobile, Inc.(a)	83,964
		154,258
	TIMBER REIT - 0.1%
780	Weyerhaeuser Company	26,816

	TRANSPORTATION & LOGISTICS - 2.1%
1,253	Copa Holdings S.A., Class A	122,130
980	Expeditors International of Washington, Inc.	117,208
1,010	Matson, Inc.	112,161
208	Saia, Inc.(a)	119,683
1,827	United Airlines Holdings, Inc.(a)	83,110
		554,292
	TRANSPORTATION EQUIPMENT - 0.7%
1,750	PACCAR, Inc.	194,058

ZACKS SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
COMMON STOCKS — 99.4% (Continued)
WHOLESALE - CONSUMER STAPLES - 0.5%
1,870	Performance Food Group Company(a)	$ 143,560

	TOTAL COMMON STOCKS (Cost $24,164,026)	$ 26,539,532

	TOTAL INVESTMENTS - 99.4% (Cost $24,164,026)	$ 26,539,532
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.6%	168,996
	NET ASSETS - 100.0%	$ 26,708,528

(a)	Non-income producing security.